Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current						$ 32	$ 3,446
Previous year						1,054
Deferred							(423)
Income tax expenses		$ 11		$ 23		$ 1,086	$ 3,023